ANNUAL
REPORT

November 30, 1999

                                   OAK RIDGE
                                  FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser


OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
DECEMBER, 1999

Dear Investor:

  As the new millennium arrives there is more to celebrate than the changing date on the calendar and the long awaited end to Y2K doomsday forecasts. Thanks to an unprecedented fifth consecutive year of 20%+ returns for the S&P 500, the average investor is feeling rather prosperous. Even the long abandoned group of profitable small cap companies has participated over the past six months.

  Surely many wonderful product innovations have spurred these returns. Advancement in high powered computers has accelerated medical advances which hold tremendous promise in gene therapy and drug research, and the development of the Internet continues to change our lives every day. Technology has forced whole industries to change nearly overnight or risk the almost certain fate of obsolescence. High tech electronics will soon provide an all inclusive product that will incorporate long distance telephone, Internet and entertainment options at a reasonable price. These are the reasons market followers reference a "new paradigm", or justification for P/E's well beyond historic norms or future earnings growth rates.

  As tempting as it may seem, history suggests that it is a mistake to significantly overweight stocks at such inflated multiples. Greed has eliminated healthy fears and created an extraordinary bubble in story stocks mentioned on forums such as CNBC, often times purchased with retirement funds or other moneys not deemed as highly speculative. Nearly every social gathering today involves a discussion of hot stock ideas promoted by people who understand nothing about a company other than that it is up five-fold and someone says it is supposed to continue much higher. Margin balances in the United States have more than tripled over the past five years, with over $40 billion in online trading accounts. These are mostly inexperienced traders in shares of companies with little institutional sponsorship and untested business plans. Despite dynamic opportunities for many of these companies, the market can not sustain excessive returns indefinitely and it is likely that 50% to 75% of these public companies will decline 90% or more in five years.

  A two tiered market has resulted from the narrow participation in this year's advance. Seventy percent of all stocks on the New York Stock Exchange are trading below their 200 day moving average, and over 50% of the S&P 500 members are down for the year. The Nasdaq has advanced an unprecedented 52% through November, reflecting the fact that technology stocks provided 100% of the gains in many portfolios. The sector now represents nearly one third of the S&P 500 and trades at an eye popping 80 times trailing earnings.

  Much of the market remains reasonably priced at P/E multiples of 20 to 25 times trailing earnings. Most of these companies have established, if unspectacular, earnings histories and seasoned management. They will either be discovered by investors or acquired by the high multiple darlings whose inflated share prices provide valuable currency. In the near term, momentum will be the catalyst that propels the technology sector.

  Rising interest rates pushing the 30 year treasury yield over 6.5% will make it nearly impossible to approach the returns of the past five years. These levels should be tested as the Federal Reserve is expected to raise short-term interest rates 50 basis points during the first half of 2000, but a less aggressive posture is anticipated as the election year unfolds. Earnings remain the focal point of the market, and should remain strong across most sectors. Choppiness may occur in the first quarter, resulting from altered Y2K order patterns and reduced travel schedules, but this should be offset by economic strength in Asia and Europe.

  Both the Oak Ridge Small-Cap and Large-Cap funds have enjoyed an excellent recovery over the last few months. A more conservative approach was taken in the belief that a Y2K panic would impact the typically vulnerable fall period, creating an attractive opportunity to add to technology holdings, which have been a cornerstone of our past success. By late October, the Small-Cap and Large-Cap funds had increased technology exposure to a market weighting in well positioned, profitable companies. While most of the group, including some Oak Ridge holdings, is historically pricey, prospects for accelerated expenditure in business to business E-commerce and customer service software are strong, as IT budgets redeploy resources that had been dedicated to Y2K concerns.

  We are pleased with the recent recovery in our performance, and believe that our philosophy of buying earnings growth at reasonable valuations is the most prudent strategy for investors seeking long-term appreciation.

  Thank you for your confidence and best wishes for a happy, healthy and prosperous beginning to the new millennium.

  Sincerely,

  /s/ David M. Klaskin

  David M. Klaskin
  President


                          Average Annual Total Return
                      For the year ended November 30, 1999

                                                                       Since
                                              One Year   Five Year   Inception
                                              --------   ---------   ---------
Oak Ridge Small Cap Equity Fund _
  Class A (no load)(1)<F29>                     17.4%      17.6%       15.6%
Oak Ridge Small Cap Equity Fund _
  Class A (load)(1)<F29>                        12.4%      16.5%       14.7%
Oak Ridge Small Cap Equity Fund _
  Class C(2)<F30>                               16.6%       n/a         9.2%

(1)<F29>  January 3, 1994 inception.
(2)<F30>  March 1, 1997 inception.

            Oak Ridge Small        Oak Ridge Small
           Cap Equity Fund -      Cap Equity Fund -
date       Class A - No Load       Class A - Load       Russell 2000 Index
1/94             10,000                10,000                 10,000
2/94             10,870                10,870                 10,276
5/94             10,160                10,150                  9,682
11/94            10,480                10,480                  9,562
5/95             11,121                11,121                 10,679
11/95            14,360                14,360                 12,286
5/96             17,485                16,737                 14,512
11/96            17,358                16,618                 14,315
5/97             18,846                18,042                 15,523
11/97            22,218                21,268                 17,665
5/98             23,858                22,837                 18,821
11/98            20,038                19,181                 16,496
5/99             20,272                19,405                 18,316
11/99            23,524                22,518                 19,081

                          Average Annual Total Return
                     For the period ended November 30, 1999

                                                                   Since
                                                             Inception(3)<F31>
                                                             -----------------
Oak Ridge Large Cap Equity Fund - Class A (no load)(4)<F32>          3.8%
Oak Ridge Large Cap Equity Fund - Class A (load)(4)<F32>            (0.6)%
Oak Ridge Large Cap Equity Fund - Class C(5)<F33>, (6)<F34>         (0.6)%

(3)<F31>  Not annualized.
(4)<F32>  March 1, 1999 inception.
(5)<F33>  April 26, 1999 inception.
(6)<F34> All Class C shareholders redeemed their shares on 11/25/99. Effective 12/7/99 Oak Ridge Large Cap - Class C shares are not currently available to investors.

            Oak Ridge Large        Oak Ridge Large
           Cap Equity Fund -      Cap Equity Fund -
date       Class A - No Load       Class A - Load         S&P 500 Index
3/99             10,000                10,000                 10,000
5/99             10,092                 9,665                 10,548
11/99            10,376                 9,937                 11,324

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 11% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

OAK RIDGE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1999

NUMBER OF
SHARES OR
PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                               -----

           COMMON STOCK -- 95.99%

           BANKING -- 1.63%
   8,000   Astoria Financial Corporation                          $   252,250
                                                                  -----------

           CHEMICALS -- 2.64%
  13,000   Cambrex Corporation                                        409,500
                                                                  -----------

           COMMERCIAL SERVICES -- 3.97%
  12,000   F.Y.I. Incorporated*<F1>                                   384,000
   5,000   NCO Group, Inc.*<F1>                                       231,875
                                                                  -----------
                                                                      615,875
                                                                  -----------

           COMMUNICATIONS -- 9.59%
   6,500   Comverse Technology, Inc.*<F1>                             785,688
   8,000   Univision Communications, Inc.*<F1>                        700,000
                                                                  -----------
                                                                    1,485,688
                                                                  -----------

           COMPUTERS - SOFTWARE -- 15.72%
  13,000   Ardent Software, Inc.*<F1>                                 341,250
  14,000   Genesys Telecommunications
             Laboratories, Inc.*<F1>                                  718,375
   7,000   MindSpring Enterprises, Inc.*<F1>                          220,937
   8,500   SeaChange International, Inc.*<F1>                         214,625
  19,000   Unify  Corporation*<F1>                                    940,500
                                                                  -----------
                                                                    2,435,687
                                                                  -----------

           CONSULTING SERVICES -- 2.33%
  15,000   Comdisco, Inc.                                             361,875
                                                                  -----------

           DATA PROCESSING - MANAGEMENT -- 2.13%
  17,000   Reynolds and Reynolds
             Company - Class A                                        329,375
                                                                  -----------

           DRUGS & MEDICAL -- 9.40%
   4,500   Express Scripts, Inc.*<F1>                                 228,375
  13,500   Jones Pharma, Inc.                                         467,437
  12,000   Shire Pharmaceuticals Group
             PLC - ADR*<F1> +<F2>                                     368,250
   8,000   Waters Corporation*<F1>                                    392,000
                                                                  -----------
                                                                    1,456,062
                                                                  -----------

           ELECTRONICS -- 13.21%
  16,000   Audiovox Corporation - Class A*<F1>                        476,000
   9,800   DII Group, Inc.*<F1>                                       618,625
   6,000   Sanmina Corporation*<F1>                                   576,750
  10,000   Universal Electronics, Inc.*<F1>                           376,250
                                                                  -----------
                                                                    2,047,625
                                                                  -----------

           ENVIRONMENTAL SERVICES/
             POLLUTION CONTROL -- 1.52%
  21,000   EarthCare Company*<F1>                                     236,250
                                                                  -----------

           FINANCE - LEASING COMPANY -- 2.06%
  15,000   First Sierra Financial, Inc.*<F1>                          319,688
                                                                  -----------

           FINANCIAL SERVICES -- 5.18%
  14,000   Heller Financial, Inc.                                     309,750
  14,000   Legg Mason, Inc.                                           492,625
                                                                  -----------
                                                                      802,375
                                                                  -----------

           HEALTH CARE COST CONTAINMENT -- 1.80%
   9,800   MedQuist, Inc.*<F1>                                        279,300
                                                                  -----------

           HEALTH CARE EQUIPMENT & SUPPLIES -- 2.74%
  16,000   Coherent, Inc.*<F1>                                        424,000
                                                                  -----------

           HOSPITALS & HEALTH CARE -- 3.65%
  15,000   America Service Group, Inc.*<F1>                           208,125
   7,400   Capital Senior Living Corporation*<F1>                      37,000
  20,000   United Payors &
             United Providers, Inc.*<F1>                              320,000
                                                                  -----------
                                                                      565,125
                                                                  -----------

           INFORMATION MANAGEMENT SERVICES -- 4.69%
  20,000   Convergys Corporation*<F1>                                 546,250
  25,000   TeleSpectrum Worldwide, Inc.*<F1>                          181,250
                                                                  -----------
                                                                      727,500
                                                                  -----------

           INSTRUMENTS - SCIENTIFIC -- 2.02%
  15,000   Varian, Inc.*<F1>                                          313,125
                                                                  -----------

           MACHINERY - PRINT TRADE -- 2.92%
   7,500   Zebra Technologies Corporation*<F1>                        452,812
                                                                  -----------

           METAL - DIVERSIFIED -- 0.27%
   5,000   Lindberg Corporation                                        42,500
                                                                  -----------

           OIL - FIELD SERVICES -- 2.54%
  11,500   Hanover Compressor Company*<F1>                            393,875
                                                                  -----------

           RETAIL - DISCOUNT -- 2.89%
  12,000   BJ's Wholesale Club, Inc.*<F1>                             448,500
                                                                  -----------

           WHOLESALE -- 3.09%
  14,250   Insight Enterprises, Inc.*<F1>                             478,266
                                                                  -----------
           Total Common Stock
             (cost $10,479,585)                                    14,877,253
                                                                  -----------

           SHORT-TERM INVESTMENTS -- 4.42%

           VARIABLE RATE DEMAND NOTES -- 4.42%
$621,477   Firstar Bank U.S.A., N.A.                                  621,477
  14,734   Pitney Bowes, Inc.                                          14,734
  20,704   Warner-Lambert Company                                      20,704
  27,887   Wisconsin Corporate Central
             Credit Union                                              27,887
                                                                  -----------
           Total Short-Term Investments
             (cost $684,802)                                          684,802
                                                                  -----------
           Total Investments -- 100.41%
             (cost $11,164,387)                                    15,562,055
                                                                  -----------
           Liabilities, less Other
             Assets -- (0.41%)                                        (63,158)
                                                                  -----------
           NET ASSETS -- 100.00%                                  $15,498,897
                                                                  -----------
                                                                  -----------

        *<F1>  Non-income producing security.
        +<F2>  Foreign security.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1999

NUMBER OF
SHARES OR
PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                              -----
           COMMON STOCK -- 83.47%

           COMMUNICATIONS -- 12.08%
     800   ALLTEL Corporation                                      $   69,200
     750   Lucent Technologies, Inc.                                   54,797
     575   MCI WorldCom, Inc.*<F3>                                     47,545
     600   Univision Communications, Inc.*<F3>                         52,500
                                                                   ----------
                                                                      224,042
                                                                   ----------

           COMPUTERS - MICRO -- 6.77%
     950   Sun Microsystems, Inc.*<F3>                                125,638
                                                                   ----------

           COMPUTERS - NETWORKING -- 2.40%
     500   Cisco Systems, Inc.*<F3>                                    44,594
                                                                   ----------

           COMPUTERS - SOFTWARE -- 3.19%
     650   Microsoft Corporation*<F3>                                  59,180
                                                                   ----------

           COSMETICS & TOILETRIES -- 6.15%
     900   Kimberly-Clark Corporation                                  57,488
     525   Procter & Gamble Company                                    56,700
                                                                   ----------
                                                                      114,188
                                                                   ----------

           DIVERSIFIED MANUFACTURING -- 6.77%
     550   General Electric Company                                    71,500
   1,350   Tyco International Ltd.                                     54,084
                                                                   ----------
                                                                      125,584
                                                                   ----------

           DRUGS & MEDICAL -- 10.93%
   1,100   Cardinal Health, Inc.                                       57,544
     775   Forest Laboratories, Inc.*<F3>                              39,670
   1,100   Medtronic, Inc.                                             42,763
     700   Warner-Lambert Company                                      62,781
                                                                   ----------
                                                                      202,758
                                                                   ----------

           ELECTRIC - GENERATION -- 2.81%
     900   AES Corporation                                             52,144
                                                                   ----------

           ELECTRONIC COMPONENTS -- 6.00%
     700   Intel Corporation                                           53,681
     700   Solectron Corporation*<F3>                                  57,663
                                                                   ----------
                                                                      111,344
                                                                   ----------

           FINANCE - CREDIT CARD -- 2.85%
     350   American Express Company                                    52,959
                                                                   ----------

           FINANCIAL SERVICES -- 2.13%
   1,000   Household International, Inc.                               39,562
                                                                   ----------

           INVESTMENT COMPANIES -- 1.63%
     375   Merrill Lynch & Company                                     30,234
                                                                   ----------

           MEDICAL PRODUCTS -- 3.36%
     600   Johnson & Johnson                                           62,250
                                                                   ----------

           OIL - INTEGRATED -- 5.29%
   1,000   Coastal Corporation                                         35,250
   2,400   Conoco, Inc. - Class B                                      62,850
                                                                   ----------
                                                                       98,100
                                                                   ----------

           PIPELINES -- 2.62%
   1,275   Enron Corporation                                           48,530
                                                                   ----------

           PRINTERS & RELATED PRODUCTS -- 2.68%
     600   Lexmark International Group, Inc.*<F3>                      49,800
                                                                   ----------

           RETAIL - DISCOUNT -- 2.48%
     800   Wal-Mart Stores, Inc.                                       46,100
                                                                   ----------

           RETAIL - DRUGS -- 2.20%
   1,400   Walgreen Company                                            40,775
                                                                   ----------

           TOBACCO -- 1.13%
     800   Philip Morris Companies, Inc.                               21,050
                                                                   ----------

           Total Common Stock
             (cost $1,396,545)                                      1,548,832
                                                                   ----------

           SHORT-TERM INVESTMENTS -- 17.35%

           VARIABLE RATE DEMAND NOTES -- 17.35%
 $22,731   American Family                                             22,731
  80,353   Firstar Bank U.S.A., N.A.                                   80,353
  46,293   General Mills, Inc.                                         46,293
  64,743   Warner-Lambert Company                                      64,743
  63,632   Wisconsin Corporate Central
             Credit Union                                              63,632
  44,053   Wisconsin Electric Company                                  44,053
                                                                   ----------
           Total Short-Term Investments
             (cost $321,805)                                          321,805
                                                                   ----------
           Total Investments -- 100.82%
             (cost $1,718,350)                                      1,870,637
                                                                   ----------
           Liabilities, less Other
             Assets -- (0.82)%                                        (15,154)
                                                                   ----------
           NET ASSETS -- 100.00%                                   $1,855,483
                                                                   ----------
                                                                   ----------

        *<F3>  Non-income producing security.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999

                                                       OAK RIDGE     OAK RIDGE
                                                       SMALL CAP     LARGE CAP
                                                      EQUITY FUND   EQUITY FUND
                                                      -----------   -----------
ASSETS:
  Investments, at market value*<F4>                   $15,562,055  $ 1,870,637
  Receivable from Adviser                                      --        7,295
  Interest and dividends receivable                         7,659        2,232
  Prepaid expenses                                          5,698        6,204
                                                      -----------  -----------
  Total Assets                                         15,575,412    1,886,368
                                                      -----------  -----------

LIABILITIES:
  Payable to Adviser                                        4,304           --
  Payable for 12b-1 fees                                    7,861          767
  Payable for capital shares purchased                      6,722           --
  Accrued other expenses                                   57,628       30,118
                                                      -----------  -----------
  Total Liabilities                                        76,515       30,885
                                                      -----------  -----------
NET ASSETS                                            $15,498,897  $ 1,855,483
                                                      -----------  -----------
                                                      -----------  -----------

NET ASSETS CONSIST OF:
  Capital stock                                       $     7,921  $     1,491
  Paid-in-capital in excess of par                     11,256,726    1,810,123
  Accumulated net realized loss on investments           (163,418)    (108,418)
  Net unrealized appreciation on investments            4,397,668      152,287
                                                      -----------  -----------
  Net Assets                                          $15,498,897  $ 1,855,483
                                                      -----------  -----------
                                                      -----------  -----------

CLASS A:
  Net assets                                          $14,001,255  $ 1,855,483
  Shares authorized ($.01 par value)                   50,000,000   50,000,000
  Shares issued and outstanding                           714,272      149,061
  Net asset value and redemption price per share           $19.60       $12.45
                                                           ------       ------
                                                           ------       ------
  Maximum offering price per share                         $20.47       $13.00
                                                           ------       ------
                                                           ------       ------

CLASS C:
  Net assets                                          $ 1,497,642  $        --
  Shares authorized ($.01 par value)                   50,000,000   50,000,000
  Shares issued and outstanding                            77,853           --
  Net asset value, redemption price and
    offering price per share                               $19.24       $   --
                                                           ------       ------
                                                           ------       ------

*<F4>  Cost of investments                            $11,164,387  $ 1,718,350

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1999

                                                  OAK RIDGE        OAK RIDGE
                                                  SMALL CAP        LARGE CAP
                                                 EQUITY FUND   EQUITY FUND*<F5>
                                                 -----------   ----------------
INVESTMENT INCOME:
  Interest                                       $   37,590        $   9,524
  Dividends                                          39,905            9,026
                                                 ----------        ---------
                                                     77,495           18,550
                                                 ----------        ---------

EXPENSES:
  Investment advisory fees                          121,928            7,865
  Fund administration and accounting fees            75,007           46,580
  Professional fees                                  55,477           11,234
  Shareholder servicing fees and expenses            47,271           18,358
  Reports to shareholders                             7,484            1,370
  Federal and state registration fees                16,599            6,302
  Directors' fees                                     2,922            2,192
  Custody fees                                        6,938            4,932
  12b-1 fees -- Class A                              33,341            3,265
  12b-1 fees -- Class C                              12,232               33
  Service fees -- Class C                             4,077               11
  Amortization of organizational expenses               601               --
  Other                                               2,190               --
                                                 ----------        ---------
  Total expenses before waiver                      386,067          102,142
  Less: Waiver of expenses by Adviser               (74,488)         (75,906)
                                                 ----------        ---------
  Net expenses                                      311,579           26,236
                                                 ----------        ---------
NET INVESTMENT LOSS                                (234,084)          (7,686)
                                                 ----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments                 (163,418)        (108,418)
  Change in net unrealized
    appreciation on investments                   2,694,909          152,287
                                                 ----------        ---------
  Net gain on investments                         2,531,491           43,869
                                                 ----------        ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $2,297,407        $  36,183
                                                 ----------        ---------
                                                 ----------        ---------

*<F5>  Commenced operations March 1, 1999.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                   OAK RIDGE
                                                                                    OAK RIDGE                      LARGE CAP
                                                                              SMALL CAP EQUITY FUND             EQUITY FUND*<F6>
                                                                         -------------------------------        ----------------
                                                                           YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                          NOVEMBER 30,        NOVEMBER 30,        NOVEMBER 30,
                                                                              1999                1998                1999
                                                                          ------------        ------------        ------------
OPERATIONS:
  Net investment loss                                                     $  (234,084)        $  (156,945)         $   (7,686)
  Net realized gain (loss) on investments                                    (163,418)             44,069            (108,418)
  Change in net unrealized appreciation on investments                      2,694,909          (1,452,588)            152,287
                                                                          -----------         -----------          ----------
  Net increase (decrease) in net assets resulting from operations           2,297,407          (1,565,464)             36,183
                                                                          -----------         -----------          ----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                               2,796,013           5,962,931           1,927,992
  Shares issued to holders in reinvestment of dividends                        29,855             744,988                  --
  Shares redeemed                                                          (4,064,776)         (1,994,697)           (108,692)
                                                                          -----------         -----------          ----------
  Net increase (decrease) in net assets resulting from
    capital share transactions                                             (1,238,908)          4,713,222           1,819,300
                                                                          -----------         -----------          ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net realized gains                                                     (27,998)           (748,752)                 --
                                                                          -----------         -----------          ----------
  Total distributions to Class A shareholders                                 (27,998)           (748,752)                 --
                                                                          -----------         -----------          ----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net realized gains                                                      (2,833)            (21,346)                 --
                                                                          -----------         -----------          ----------
  Total distributions to Class C shareholders                                  (2,833)            (21,346)                 --
                                                                          -----------         -----------          ----------
TOTAL INCREASE IN NET ASSETS                                                1,027,668           2,377,660           1,855,483
NET ASSETS:
  Beginning of period                                                      14,471,229          12,093,569                  --
                                                                          -----------         -----------          ----------
  End of period                                                           $15,498,897         $14,471,229          $1,855,483
                                                                          -----------         -----------          ----------
                                                                          -----------         -----------          ----------

*<F6>  Commenced operations March 1, 1999.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS

                                               YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              NOV. 30, '99    NOV. 30, '98     NOV. 30, '97    NOV. 30, '96    NOV. 30, '95
                                              ------------    ------------     ------------    ------------    ------------
Per share data:
Net asset value, beginning
  of period                                      $16.73          $19.84           $16.57          $14.32          $10.48
Income from investment operations:
     Net investment loss                          (0.27)(2)<F8>   (0.18)(2)<F8>    (0.22)(2)<F8>   (0.16)(2)<F8>   (0.13)(2)<F8>
     Net realized and unrealized
       gains (losses) on investments               3.18           (1.67)            4.58            3.01            4.00
                                                 ------          ------           ------          ------          ------
Total from investment operations                   2.91           (1.85)            4.36            2.85            3.87
                                                 ------          ------           ------          ------          ------
Less distributions:
     Distributions from net realized gains        (0.04)          (1.26)           (1.09)          (0.60)          (0.03)
                                                 ------          ------           ------          ------          ------
Net asset value, end of period                   $19.60          $16.73           $19.84          $16.57          $14.32
                                                 ------          ------           ------          ------          ------
                                                 ------          ------           ------          ------          ------
Total Return                                      17.4%(4)<F10>  (9.8)%(4)<F10>    28.0%(4)<F10>   20.9%(4)<F10>   37.0%

Supplemental data and ratios:
Net assets, end of period                   $14,001,255     $13,215,299      $11,758,733      $7,725,072      $4,182,246
Ratio of expenses to
  average net assets:
     Before expense waiver                         2.5%            2.7%             2.9%            3.5%            6.5%
     After expense waiver                          2.0%            1.9%             2.0%            2.0%            2.0%
Ratio of net investment loss
  to average net assets:
     Before expense waiver                       (2.0)%          (1.9)%           (2.2)%          (2.7)%          (5.8)%
     After expense waiver                        (1.5)%          (1.1)%           (1.3)%          (1.2)%          (1.3)%
Portfolio turnover rate(7)<F13>                     64%             57%              55%             71%            109%

 (1)<F7> Effective March 1, 1997, the Fund offered a second class of shares, Class C.
 (2)<F8> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
 (3)<F9> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(4)<F10> Effective January 1, 1996, the Fund instituted a maximum 4.25% front end sales load on Class A shares. The total return calculation does not reflect the 4.25% sales load.
(5)<F11>   Not annualized.
(6)<F12>   Annualized.
(7)<F13> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C

                                          NINE MONTHS
     YEAR ENDED       YEAR ENDED             ENDED
    NOV. 30, '99     NOV. 30, '98    NOV. 30, '97(1)<F14>
    ------------     ------------    --------------------
       $16.54           $19.75              $16.20

        (0.46)(2)<F15>   (0.34)(3)<F16>      (0.13)(2)<F15>

         3.20            (1.61)               3.68
       ------           ------              ------
         2.74            (1.95)               3.55
       ------           ------              ------
        (0.04)           (1.26)                 --
       ------           ------              ------
       $19.24           $16.54              $19.75
       ------           ------              ------
       ------           ------              ------
        16.6%          (10.4)%               21.9%(5)<F18>

   $1,497,642       $1,255,930            $334,836


         3.3%             3.4%                3.6%(6)<F19>
         2.8%             2.6%                2.8%(6)<F19>


       (2.7)%           (2.6)%              (3.0)%(6)<F19>
       (2.2)%           (1.9)%              (2.2)%(6)
          64%              57%                 55%

(1)<F14> Effective March 1, 1997, the Fund offered a second class of shares, Class C.
(2)<F15> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F16> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(4)<F17> Effective January 1, 1996, the Fund instituted a maximum 4.25% front end sales load on Class A shares. The total return calculation does not reflect the 4.25% sales load.
(5)<F18>   Not annualized.
(6)<F19>   Annualized.
(7)<F20> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                                      MARCH 1, '99(1)<F21>     APRIL 26, '99(1)<F21>(2)<F22>
                                                                            THROUGH                       THROUGH
                                                                          NOV. 30, '99                  NOV. 25, '99
                                                                      --------------------     -----------------------------
                                                                            CLASS A                       CLASS C
                                                                            -------                       -------
Per share data:
Net asset value, beginning of period                                         $12.00                        $12.66
Income from investment operations:
     Net investment loss                                                      (0.05)(3)<F23>                (0.10)(3)<F23>
     Net realized and unrealized gains on investments                          0.50                          0.03
                                                                             ------                        ------
Total from investment operations                                               0.45                         (0.07)
                                                                             ------                        ------
Less distributions:
     Distributions from net realized gains                                       --                            --
                                                                             ------                        ------
Net asset value, end of period                                               $12.45                        $12.59
                                                                             ------                        ------
                                                                             ------                        ------
Total Return                                                                   3.8%(4)<F24>(5)<F25>        (0.6)%(4)<F24>

Supplemental data and ratios:
Net assets, end of period                                                $1,855,483                            $0
Ratio of expenses to average net assets:
     Before expense waiver                                                     7.8%(6)<F26>                  7.2%(6)<F26>
     After expense waiver                                                      2.0%(6)<F26>                  2.8%(6)<F26>
Ratio of net investment loss to average net assets:
     Before expense waiver                                                   (6.4)%(6)<F26>                (5.8)%(6)<F26>
     After expense waiver                                                    (0.6)%(6)<F26>                (1.4)%(6)<F26>
Portfolio turnover rate(7)<F27>                                                 52%                            52%

(1)<F21>   Commencement of Operations
(2)<F22> Effective April 26, 1999, the Fund offered a second class of shares (Class C). All Class C shareholders redeemed their shares on November 25, 1999. The Fund has subsequently filed and distributed to all shareholders, a supplement to the Prospectus dated March 1, 1999, as supplemented July 20, 1999, which noted that, effective immediately (December 7, 1999), the Large Cap Equity Fund's Class C shares are not currently available to investors. If the Fund should decide to offer the Class C shares in the future, a shareholder notification will be provided at that time.
(3)<F23> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(4)<F24>   Not annualized.
(5)<F25>   The total return calculation does not reflect the 4.25% sales load.
(6)<F26>   Annualized.
(7)<F27> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 1999

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund (formerly known as the Oak Ridge Growth Fund) and the Oak Ridge Large Cap Equity Fund (the "Funds"). The Funds' investment objectives are capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity
Fund).

The Funds have issued two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is required.

c) Distributions to Shareholders -- The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Each Fund's basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                                                             OAK RIDGE SMALL CAP EQUITY FUND
                                                                                         CLASS A
                                                                ---------------------------------------------------------
                                                                       YEAR ENDED                        YEAR ENDED
                                                                   NOVEMBER 30, 1999                 NOVEMBER  30, 1998
                                                                ------------------------           ----------------------
                                                                AMOUNT            SHARES           AMOUNT         SHARES
                                                                ------            ------           ------         ------
   Shares sold                                               $ 2,017,616         117,504         $4,911,232       272,175
   Shares issued to holders in
     reinvestment of dividends                                    27,109           1,668            723,642        40,038
   Shares redeemed                                            (3,320,277)       (194,852)        (1,952,591)     (114,855)
                                                             -----------       ---------         ----------      --------
   Net increase (decrease)                                   $(1,275,552)        (75,680)        $3,682,283       197,358
                                                             -----------       ---------         ----------      --------
                                                             -----------       ---------         ----------      --------

                                                                                         CLASS C
                                                                --------------------------------------------------------
                                                                       YEAR ENDED                        YEAR ENDED
                                                                   NOVEMBER 30, 1999                 NOVEMBER  30, 1998
                                                                ------------------------           ----------------------
                                                                AMOUNT            SHARES           AMOUNT         SHARES
                                                                ------            ------           ------         ------
   Shares sold                                               $   778,397          45,756         $1,051,699        59,962
   Shares issued to holders in
     reinvestment of dividends                                     2,746             170             21,346         1,187
   Shares redeemed                                              (744,499)        (43,989)           (42,106)       (2,189)
                                                             -----------       ---------         ----------      --------
   Net increase                                              $    36,644           1,937         $1,030,939        58,960
                                                             -----------       ---------         ----------      --------
                                                             -----------       ---------         ----------      --------

                                                                             OAK RIDGE LARGE CAP EQUITY FUND
                                                                        CLASS A                           CLASS C
                                                                ------------------------           ----------------------
                                                                  MARCH 1, 1999*<F28>               APRIL 26, 1999*<F28>
                                                                        THROUGH                           THROUGH
                                                                   NOVEMBER 30, 1999                 NOVEMBER 25, 1999
                                                                ------------------------           ----------------------
                                                                AMOUNT            SHARES           AMOUNT         SHARES
                                                                ------            ------           ------         ------
   Shares sold                                                $1,920,112         157,498             $7,880           624
   Shares redeemed                                              (100,836)         (8,437)            (7,856)         (624)
                                                             -----------       ---------         ----------      --------
   Net increase                                               $1,819,276         149,061         $       24            --
                                                             -----------       ---------         ----------      --------
                                                             -----------       ---------         ----------      --------

*<F28>  Commencement of operations.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Adviser an annual management fee, effective March 1, 1999, of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the respective Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the fiscal year ended November 30, 1999, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2001. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. At November 30, 1999, expense waivers and reimbursements that may potentially be recouped by the Adviser through November 30, 2002 are $53,135 for the Oak Ridge Small Cap Equity Fund and $75,906 for Oak Ridge Large Cap Equity Fund.

For the year ended November 30, 1999, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $23,688 and $2,584, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $1,607 for the Oak Ridge Small Cap Equity Fund and $610 for the Oak Ridge Large Cap Equity Fund.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the year ended November 30, 1999 were $9,165,731 and $10,730,277, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the period ended November 30, 1999 were $2,309,303 and $804,340, respectively. There were no purchases or sales of long-term U.S. Government securities.

At November 30, 1999, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                COST            APPRECIATION       (DEPRECIATION)     NET APPRECIATION
                                            -----------        -------------       --------------    -----------------
   Oak Ridge Small Cap Equity Fund          $11,164,387         $5,019,396           $(621,728)          $4,397,668
   Oak Ridge Large Cap Equity Fund            1,718,350            206,610             (54,323)             152,287

At November 30, 1999, the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund had capital loss carryforwards of $163,418 and $108,418, respectively, which the Funds intend to use to reduce future net capital gains. These carryforwards, if unused, expire on November 30, 2007.

6. DISTRIBUTION PLAN

The Fund has adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, computed on an annual basis, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, computed on an annual basis, and (ii) a service fee for personal services provided to shareholder accounts of 0.25% of the average daily net assets of the Funds attributable to Class C shares, computed on an annual basis. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the periods ended November 30, 1999 were $33,341 and $3,265, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class C shares for the periods ended November 30, 1999 were $12,232 and $33, respectively. Service fees for the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class C shares for the periods ended November 30, 1999 were $4,077 and $11, respectively.

OAK RIDGE FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Oak Ridge Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (constituting Oak Ridge Funds, Inc., hereafter referred to as the "Funds") at November 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

January 6, 2000
Milwaukee, Wisconsin

                               TABLE OF CONTENTS
                                                                          Page
                                                                          ----
Letter to Shareholders                                                       1
Schedule of Investments                                                      4
Statement of Assets and Liabilities                                          8
Statement of Operations                                                      9
Statement of Changes in Net Assets                                          10
Financial Highlights                                                        12
Notes to the Financial Statements                                           15

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.